Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Fair Value	$ 24.5	$ 41.3
Cost	34.9	37.3
Accumulated unrealized holding gains (losses)	$ (10.4)	$ 4.0